Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	27 Months Ended
		May 31, 2024	May 31, 2024		Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Feb. 22, 2022
Capital Group Dividend Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Group Dividend Value ETF (at net asset value)
Account Value		$ 13,758	$ 13,758		$ 11,653	$ 10,464	$ 9,907	$ 9,954	$ 10,000
Average Annual Return, Percent	[1]	31.48%	15.10%	[2]
Capital Group Dividend Value ETF | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Group Dividend Value ETF (at market price)
Average Annual Return, Percent	[1]	31.54%	15.16%	[2]
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 12,718	$ 12,718		$ 10,930	$ 9,921	$ 9,601	$ 9,640	$ 10,000
Average Annual Return, Percent	[3]	28.19%	11.18%	[2]

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on February 22, 2022.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.